Commitments	12 Months Ended
Mar. 31, 2026
Commitments
Commitments
27.
Commitments
(a)
Capital commitments

The Company’s capital commitments primarily relate to capital expenditures contracted for purchase of property and equipment, including the construction of corporate campuses. Total capital commitments contracted but not provided for amounted to RMB45,321 million and RMB54,136 million as of March 31, 2025 and 2026, respectively. The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
No later than 1 year	44,067	53,484
Later than 1 year and no later than 5 years	1,254	652
	45,321	54,136

(b)
Investment commitments

The Company was obligated to pay up to RMB20,341 million and RMB14,501 million for business combinations and equity investments under various arrangements as of March 31, 2025 and 2026, respectively. The commitment balance as of March 31, 2025 and 2026 primarily includes the committed capital of certain investment funds.

(c)
Other commitments

The Company also has other commitments including commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses. These commitments are analyzed as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
No later than 1 year	32,364	57,441
Later than 1 year and no later than 5 years	46,768	133,598
More than 5 years	5,094	9,023
	84,226	200,062